Convertible Promissory Notes and Fair Value Measurements (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Convertible Promissory Notes and Fair Value Measurements [Abstract]
Balance at December 31, 2012
Reclassification of warrant liability	(101,418)
Change in fair value	(365,255)
Balance December 31, 2013	$ 5,406,000